Financial Risk Management - Schedule of Profit and Loss and Other Comprehensive Income (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Low credit risk [Member]
Schedule of Profit and Loss and Other Comprehensive Income [Line Items]
Cash and cash equivalents	$ 4,674,586	$ 246,377
Other financial assets	5,860,417	4,222,957
Moderate credit risk [Member]
Schedule of Profit and Loss and Other Comprehensive Income [Line Items]
Trade receivables	3,352,455	3,682,302
Other receivables